February 2003

Report to Fellow Shareholders:

Conditions in the high-yield bond market continued to deteriorate throughout 2002 in concert with the stock market. Nicholas Income Fund had a particularly difficult time declining 10.13% on a total return basis.

Returns for Nicholas Income Fund, Inc. and selected indices are provided in the chart below for the periods ended December 31, 2002.

Average Annual Total Return*
	1 Year	5 Year	10 Year	15 Year
Nicholas Income Fund, Inc.	(10.13)%	(2.92)%	3.68%	5.51%
Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index	(1.36)%	(0.05)%	5.49%	7.49%
Morningstar High Yield Bond Fund Objective	(2.03)%	(1.26)%	4.69%	6.22%
Consumer Price Index	2.43%	2.34%	2.47%	3.06%
Ending value of $10,000 invested in Nicholas Income Fund, Inc. (Distributions Reinvested)	$8,988	$8,623	$14,358	$22,367

As of December 31, 2002, the Fund held 33 bond issues, two convertible bonds and a common stock. The cash position was 5.68%.

For those investors who can assume and understand the risk of high-yield securities, Nicholas Income Fund provides an attractive yield. The 30-day annualized yield as of December 31, 2002 was 10.19%.

Economic uncertainty, corporate malfeasance and a putrid equity market has undermined confidence in the high-yield lower-quality bond market. Going forward, our hesitant optimism is based on the thought that the worst is over in the stock and bond market and that the economy will start to improve.

Thank you for your continued investment in the Nicholas Income Fund.

Sincerely,

Albert O. Nicholas	David O. Nicholas
Co-Portfolio Manager	Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------
                                                             Year Ended December 31,
                               ----------------------------------------------------------------------------------------
                                2002     2001     2000     1999     1998     1997     1996     1995     1994     1993
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $ 2.36   $ 2.40   $ 3.06   $ 3.39   $ 3.69   $ 3.53   $ 3.42   $ 3.21   $ 3.52   $ 3.38
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ....     .19      .24      .31      .33      .32      .30      .30      .30      .30      .30
   Net gain (loss) on
    securities (realized and
    unrealized) .............    (.42)    (.04)    (.66)    (.33)    (.30)     .15      .11      .21     (.31)     .13
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total from investment
       operations ...........    (.23)     .20     (.35)     --       .02      .45      .41      .51     (.01)     .43
                                ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................    (.20)    (.24)    (.31)    (.33)    (.32)    (.29)    (.30)    (.30)    (.30)    (.29)
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $ 1.93   $ 2.36   $ 2.40   $ 3.06   $ 3.39   $ 3.69   $ 3.53   $ 3.42   $ 3.21   $ 3.52
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                               ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN ................(10.13)%    8.76%  (12.13)%  (0.07)%   0.47%   13.13%   12.37%   16.16%   (0.17)%  12.95%
SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........  $101.4   $118.7   $125.5   $202.8   $239.4   $254.2   $185.7   $162.1   $140.9   $158.3
Ratio of expenses to
 average net assets .........    .58%     .61%     .57%     .50%     .48%     .50%     .55%     .58%     .59%     .62%
Ratio of net investment income
 to average net assets.......   8.77%    9.56%   10.43%    9.81%    8.69%    8.29%    8.55%    8.72%    8.75%    8.42%
Portfolio turnover rate .....  57.19%   69.84%   18.57%    47.2%    49.3%    32.2%    33.2%    29.2%    29.2%    39.1%

               The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Issurers
December 31, 2002 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Perkins Family Restaurants L.P. ...........................     4.29%
        Nuevo Energy Company ......................................     4.06%
        GAP, Inc. (The)............................................     3.85%
        Solectron Corporation .....................................     3.85%
        KinderCare Learning Centers, Inc. .........................     3.83%
        Lyondell Chemical Company .................................     3.67%
        Tenneco Automotive Inc. ...................................     3.35%
        United Rentals (North America), Inc. ......................     3.15%
        EchoStar DBS Corporation ..................................     3.13%
        Saks Incorporated .........................................     3.09%
                                                                       ------
        Total of top ten ..........................................    36.27%
                                                                       ------
                                                                       ------
Schedule of Investments
December 31, 2002
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                      Value
----------                                                 ------------
NON-CONVERTIBLE BONDS -- 85.05%
               Basic Materials -- 4.73%
  $4,000,000   Lyondell Chemical Company
                9.50%, 12/15/08 ........................   $  3,720,000
   2,000,000   OM Group, Inc.
                9.25%, 12/15/11 ........................      1,080,000
                                                           ------------
                                                              4,800,000
                                                           ------------
               Capital Goods -- 3.35%
   5,000,000   Tenneco Automotive Inc.
                11.625%, 10/15/09 ......................      3,400,000
                                                           ------------
               Communication Services -- 1.32%
   1,500,000   Charter Communications Holdings, LLC
                8.25%, 04/01/07 ........................        667,500
   1,500,000   Charter Communications Holdings, LLC
                8.625%, 04/01/09 .......................        667,500
                                                           ------------
                                                              1,335,000
                                                           ------------
               Consumer Cyclicals - Retail -- 13.23%
   3,000,000   Dillard Department Stores, Inc.
                7.375%, 06/01/06 .......................      2,970,000
   3,000,000   Ford Motor Credit Company
                7.60%, 08/01/05 ........................      3,063,135
   3,000,000   J.C. Penney Company, Inc.
                7.375%, 08/15/08 .......................      3,000,000
   1,500,000   Pep Boys - Manny, Moe & Jack (The)
                6.65%, 03/03/04 ........................      1,473,750
   3,000,000   United Auto Group, Inc.
                144A restricted, 9.625%, 03/15/12 ......      2,910,000
                                                           ------------
                                                             13,416,885
                                                           ------------
               Consumer Cyclicals - Services -- 6.97%
   4,000,000   KinderCare Learning Centers, Inc.
                9.50%, 02/15/09 ........................      3,880,000
   4,000,000   United Rentals (North America), Inc.
                9.00%, 04/01/09 ........................      3,190,000
                                                           ------------
                                                              7,070,000
                                                           ------------
               Consumer Discretionary -
                Hotels, Restaurants &
                Leisure -- 2.86%
   3,000,000   Six Flags, Inc.
                 9.50%, 02/01/09 .......................      2,895,000
                                                           ------------
               Consumer Discretionary -
                Media -- 3.13%
   3,000,000   EchoStar DBS Corporation
                 9.375%, 02/01/09 ......................      3,172,500
                                                           ------------
               Consumer Discretionary -
                Retail -- 6.94%
   4,000,000   Gap, Inc. (The)
                 6.90%, 09/15/07 .......................      3,900,000
   3,000,000   Saks Incorporated
                 9.875%, 10/01/11.......................      3,135,000
                                                           ------------
                                                              7,035,000
                                                           ------------
               Consumer Staples -
                Drug, Retail, Food & Beverage -- 14.76%
   1,500,000   Fleming Companies, Inc.
                10.625%, 07/31/07 ......................        975,000
   2,000,000   Fleming Companies, Inc.
                10.125%, 04/01/08 ......................      1,720,000
   2,000,000   Great Atlantic & Pacific Tea
                Company, Inc. (The)
                7.75%, 04/15/07 ........................      1,440,000
   2,500,000   Land O' Lakes, Inc.
                8.75%, 11/15/11 ........................      1,387,500
   5,000,000   Perkins Family Restaurants, L.P.
                10.125%, 12/15/07 ......................      4,350,000
   3,000,000   Stater Bros. Holdings Inc.
                10.75%, 08/15/06 .......................      3,045,000
   2,000,000   Winn-Dixie Stores, Inc.
                 8.875%, 04/01/08 ......................      2,045,000
                                                           ------------
                                                             14,962,500
                                                           ------------
               Consumer Staples - Products -- 5.06%
   2,000,000   American Greetings Corporation
                11.75%, 07/15/08 .......................      2,190,000
   3,000,000   Georgia Pacific Corporation
                9.50%, 12/01/11 ........................      2,940,000
                                                           ------------
                                                              5,130,000
                                                           ------------
               Energy -- 4.06%
   4,000,000   Nuevo Energy Company
                9.50%, 06/01/08 ........................      4,120,000
                                                           ------------
               Financial - Banks & Diversified
                Financials -- 0.70%
     750,000   Dana Credit Corporation
                144A restricted, 8.375%, 08/15/07 ......        708,750
                                                           ------------
               Health Care - Services -- 8.62%
   3,000,000   Fisher Scientific International Inc.
                9.00%, 02/01/08 ........................      3,127,500
   4,000,000   Res-Care, Inc.
                10.625%, 11/15/08 ......................      2,920,000
   3,000,000   Tenet Healthcare Corporation

                 6.375%, 12/01/11 ......................      2,700,000
                                                           ------------
                                                              8,747,500
                                                           ------------
               Technology - Hardware -- 3.85%
   4,000,000   Solectron Corporation
                9.625%, 02/15/09 .......................      3,900,000
                                                           ------------
               Telecommunications -- 5.47%
   4,000,000   Qwest Capital Funding, Inc.
                7.25%, 02/15/11 ........................      2,560,000
   3,000,000   Sprint Corporation
                8.375%, 03/15/12 .......................      2,985,000
                                                           ------------
                                                              5,545,000
                                                           ------------
                   TOTAL NON-CONVERTIBLE BONDS
                    (cost $93,695,754) .................     86,238,135
                                                           ------------
CONVERTIBLE BONDS -- 5.94%
              Consumer Discretionary -
               Automobiles & Components -- 2.98%
  4,000,000   Standard Motor Products, Inc.
               6.75%, 07/15/09 .........................      3,025,000
                                                           ------------
              Health Care - Services -- 2.96%
  3,000,000   Total Renal Care Holdings, Inc.
               7.00%, 05/15/09 .........................      2,996,250
                                                           ------------
                   TOTAL CONVERTIBLE BONDS
                    (cost $5,644,453) ..................      6,021,250
                                                           ------------
COMMON STOCK -- 1.03%
              Financials - Real Estate
               Investment Trusts -- 1.03%
     71,400   National Health Realty, Inc.
               (cost $1,002,795) .......................      1,042,440
                                                           ------------
SHORT-TERM INVESTMENTS -- 5.68%
              Commercial Paper -- 2.96%
  2,000,000   Walt Disney Company (The)
               01/06/03, 1.60% .........................      1,999,645
  1,000,000   Sears Roebuck Acceptance Corporation

               01/08/03, 1.50% .........................        999,750
                                                           ------------
                                                              2,999,395
                                                           ------------
              Variable Rate Demand Note -- 2.72%
  2,755,269   U.S. Bank, N.A.
               01/02/03, 1.17%..........................      2,755,269
                                                           ------------
                   TOTAL SHORT-TERM
                    INVESTMENTS
                    (cost $5,754,664) ..................      5,754,664
                                                           ------------
                   TOTAL INVESTMENTS
                    (cost $106,097,666) ................     99,056,489
                                                           ------------
              OTHER ASSETS,
               NET OF LIABILITIES -- 2.30%                    2,333,082
                                                           ------------
                   TOTAL NET ASSETS
                    (Basis of percentages
                    disclosed above) -- 100.00% ........   $101,389,571
                                                           ============

The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
December 31, 2002
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $106,097,666) ....   $ 99,056,489
                                                                  ------------
    Receivables -
         Dividends and interest ...............................      2,420,215
                                                                  ------------
              Total assets ....................................    101,476,704
                                                                  ------------
LIABILITIES
    Payables -
         Management fee .......................................         39,030
         Other payables and accrued expenses ..................         48,103
                                                                  ------------
              Total liabilities ...............................         87,133
                                                                  ------------
              Total net assets ................................   $101,389,571
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $193,125,294
    Net unrealized depreciation on investments ............         (7,041,177)
    Accumulated net realized loss on investments .......           (84,916,103)
    Accumulated undistributed net investment income ...........        221,557
                                                                  ------------
                                                                  $101,389,571
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 100,000,000 shares authorized),
 offering price and redemption price
 ($101,389,571 / 52,470,597 shares outstanding) ...............         $ 1.93
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended December 31, 2002
-------------------------------------------------------------------------------
INCOME
    Interest ..................................................    $10,440,864
    Dividend ..................................................         54,207
    Other ....................................................          51,105
                                                                  ------------
         Total income .........................................     10,546,176
                                                                  ------------
EXPENSES
    Management fee ............................................        487,544
    Transfer agent fees .......................................         74,706
    Registration fees .........................................         17,718
    Audit and tax fees ........................................         17,000
    Legal fees ................................................         15,461
    Postage and mailing .......................................         12,697
    Accounting system and pricing service fees ................         10,797
    Printing ..................................................         10,566
    Directors' fees ...........................................          8,000
    Custodian fees ............................................          5,557
                                                                  ------------
         Total expenses .......................................        660,046
                                                                  ------------
         Net investment income ................................      9,886,130
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS ........................          (22,180,634)
                                                                  ------------
NET CHANGE IN UNREALIZED
 DEPRECIATION ON INVESTMENTS ..............................          1,165,496
                                                                  ------------
    Net realized and unrealized loss on investments .....          (21,015,138)
                                                                  ------------
    Net decrease in net assets resulting from operations ..       $(11,129,008)
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.
Statement of Changes in Net Assets
For the years ended December 31, 2002 and 2001
-------------------------------------------------------------------------------
                                                  2002                2001
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $   9,886,130       $   12,128,457
    Net realized loss
     on investments ........................   (22,180,634)        (32,152,002)
    Net change in unrealized
     depreciation on investments .......         1,165,496           30,619,632
                                             -------------       -------------
         Net increase (decrease) in net assets
          resulting from operations ........   (11,129,008)          10,596.087
                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net
     investment income .....................   (10,177,972)        (12,027,613)
                                             -------------       -------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (24,144,215 and 16,765,301
     shares, respectively) .................    52,958,856          41,431,234
    Reinvestment of distributions
     (3,876,401 and 3,855,730
     shares, respectively) .................     8,061,255           9,175,496
    Cost of shares redeemed
     (25,770,720 and 22,645,812
     shares, respectively) .................   (57,038,699)        (55,939,904)
                                             -------------       -------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................     3,981,412          (5,333,174)
                                             -------------       -------------
         Total decrease in net assets ..       (17,325,568)         (6,764,700)
                                             -------------       -------------
NET ASSETS
    Beginning of period ....................   118,715,139         125,479,839
                                             -------------       -------------
    End of period (including undistributed
     net investment income
     of $221,557 and $184,397,
     respectively) ......................... $ 101,389,571       $ 118,715,139
                                             -------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
December 31, 2002 [(unaudited)]
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of December 31, 2002, the Fund has capital loss carryforwards of approximately $84,808,000 which expire as follows: $1,505,000 in 2003,
         $9,476,000 in 2007, $19,346,000 in 2008, $30,985,000 in 2009 and
         $23,496,000 in 2010. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the year ended December 31, 2002, the Fund realized post-October losses of $108,076, which for tax purposes, will be deferred and recognized in the following year.
    (e)  Distributions of net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at December 31, 2002, reclassifications were recorded to increase accumulated undistributed net investment income by $334,976, increase accumulated net realized loss on investments by
         $230,636 and decrease paid in capital by $104,340.  The tax character of distributions paid during the years ended December 31, 2002 and
         2001 were as follows:
                                               2002              2001
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............ $10,177,972       $12,027,613
                                           ------------      ------------
                                           ------------      ------------
         For the year ended December 31, 2002, none of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
         As of December 31, 2002, investment cost for federal tax purposes was
         $106,097,666 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $  2,478,322
              Unrealized depreciation .......................   (9,519,499)
                                                              ------------
              Net unrealized depreciation....................   (7,041,177)
              Undistributed ordinary income .................       96,858
              Accumulated realized capital loss .............  (84,808,027)
              Paid in capital ...............................  193,141,917
                                                              ------------
              Net assets .................................... $101,389,571
                                                              ------------
                                                              ------------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated realized capital loss, is attributable primarily to the difference between book and tax amortization for premium and market discount.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of.50% of the average net asset value up to and including $50 million, .40% of the average net asset value in excess of $50 million up to and including $100 million and .30% of the average net asset value in excess of $100 million.
    Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the year ended December 31,
    2002.
(3) Investment Transactions --
    For the year ended December 31, 2002, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $56,466,420 and $57,459,130, respectively.
INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
To the Shareholders and Board of Directors of
Nicholas Income Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of
Nicholas Income Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Income Fund, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Chicago, Illinois
February 3, 2003
Historical Record (Unaudited)
-----------------------------------------------------------------------------------------------------------------
NICHOLAS INCOME FUND, INC.
                                             Net Investment     Growth of
                                  Net           Income         An Initial
                              Asset Value     Distributions      $10,000
                               Per Share        Per Share      Investment**
                              -----------     -------------    ------------
November 21, 1977 *..........   $5.10            $   --          $10,000
December 31, 1987............    3.64             0.4660          22,560
December 31, 1988............    3.68             0.3710          25,164
December 31, 1989............    3.44             0.3830          26,155
December 31, 1990............    3.01             0.3970          25,886
December 31, 1991............    3.34             0.3460          31,853
December 31, 1992............    3.38             0.2955          35,143
December 31, 1993............    3.52             0.2890          39,695
December 31, 1994............    3.21             0.3010          39,626
December 31, 1995............    3.42             0.2950          46,029
December 31, 1996............    3.53             0.2960          51,721
December 31, 1997............    3.69             0.2903          58,514
December 31, 1998............    3.39             0.3155          58,788
December 31, 1999............    3.06             0.3312          58,749
December 31, 2000............    2.40             0.3060          51,620
December 31, 2001............    2.36             0.2430          56,144
December 31, 2002............    1.93             0.1985(a)       50,459

  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.
(a) Paid $0.0550 in net investment income on April 26, 2002 to shareholders of record April 25, 2002.
    Paid $0.0550 in net investment income on July 22, 2002 to shareholders of record July 19, 2002.
    Paid $0.0510 in net investment income on October 29, 2002 to shareholders of record October 28, 2002.
    Paid $0.0375 in net investment income on December 30, 2002 to shareholders of record December 27, 2002.

DIRECTORS AND OFFICERS OF THE FUND (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of
December 31, 2002:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President,     (2), 25 years  Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also the Fund and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.  He formerly was the
                                                               sole Portfolio Manager of these
                                                               funds, since the time the Adviser
                                                               managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 70               Director       (2), 2 months  Emeritus Professor of              5            None
3132 Waucheeta Trail                                           Business Strategy and
Madison, WI  53711                                             Ethics, University of Wisconsin
                                                               School of Business.

Jay H. Robertson, 51             Director       (2), 8 years   Private Investor. Retired as       4            None
8986 Wildlife Loop                                             Chairman of the Board of
Sarasota, FL  34238                                            Robertson-Ryan and Associates,
                                                               Inc., an insurance brokerage firm.
OFFICERS
David L. Johnson, 60 (3)         Executive       Annual,       Executive Vice President,
700 North Water Street           Vice President  21 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 58             Executive       Annual,       Executive Vice President and
700 North Water Street           Vice President  25 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 41 (3)        Senior Vice     Annual,       President, Chief Investment
700 North Water Street           President and   8 years       Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager of Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               the Fund and Nicholas Equity
                                                               Income Fund, Inc. since April 2001
                                                               and July 2001, respectively.
Jeffrey T. May, 46               Senior Vice     Annual,       Senior Vice President, Treasurer
700 North Water Street           President and   9 years       and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer                     Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio
                                                               Manager of Nicholas Money Market
                                                               Fund, Inc.
Candace L. Lesak, 45             Vice President  Annual,       Employee, Nicholas Company, Inc.,
700 North Water Street                           16 years      the Adviser to the Fund.
Milwaukee, WI  53202
Kathleen A. Evans, 54            Assistant Vice  Annual,       Vice President, Nicholas Company,
700 North Water Street           President       16 years      Inc., the Adviser to the Fund.
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas is the son of Albert O. Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Income Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Income Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
                                  WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                                         ABOUT CURRENT OR FORMER SHAREHOLDERS.

                                      INFORMATION SHARED WITH OUR TRANSFER AGENT,
                                       A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies.
Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.
Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.
To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
IRAs
  Traditional
  Roth
  SIMPLE
  SEP
Coverdell Education Accounts
Self-employed Master Retirement Plan
  Profit Sharing
  Money Purchase
Automatic Investment Plan
Direct Deposit of Dividend and Capital Gain Distributions
Systematic Withdrawal Plan with Direct Deposit
Monthly Automatic Exchange between Funds
Telephone Redemption
Telephone Exchange
24-hour Automated Account Information (1-800-227-5987)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                                                Directors and Officers

                                      ALBERT O. NICHOLAS, President and Director

                                               ROBERT H. BOCK, Director

                                              JAY H. ROBERTSON, Director

                                      DAVID L. JOHNSON, Executive Vice President

                               THOMAS J. SAEGER, Executive Vice President and Secretary

                                  JEFFREY T. MAY, Senior Vice President and Treasurer

                                       DAVID O. NICHOLAS, Senior Vice President

                                           CANDACE L. LESAK, Vice President

                                      KATHLEEN A. EVANS, Assistant Vice President

                                                  Investment Adviser
                                                NICHOLAS COMPANY, INC.
                                                 Milwaukee, Wisconsin
                                             414-272-6133 or 800-227-5987

                                                    Transfer Agent
                                            U.S. BANCORP FUND SERVICES, LLC
                                                 Milwaukee, Wisconsin
                                             414-276-0535 or 800-544-6547

                                                       Custodian
                                                    U.S. BANK N.A.
                                                   Cincinnati, Ohio

                                                       Auditors
                                                 DELOITTE & TOUCHE LLP
                                                   Chicago, Illinois

                                                        Counsel
                                             MICHAEL BEST & FRIEDRICH LLP
                                                 Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                     ANNUAL REPORT

                                              NICHOLAS INCOME FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
December 31, 2002